Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
	March 31,
	2017	2018
	$ in thousands	$ in thousands

Cost	5,740	6,348
Less: accumulated amortization	(2,955)	(3,561)

	2,785	2,787

Components of other intangible assets
	March 31,
	2017	2018
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,326	1,274
Land use right of factory land in Xinxing, Guangdong, PRC	1,459	1,513

	2,785	2,787

Schedule of amortization expenses
Year ending March 31,	$ in thousands

2019	293
2020	293
2021	293
2022	293
2023	293
Thereafter	1,322

Total	2,787